Geographic areas and major customers	12 Months Ended
Dec. 31, 2020
Geographic areas and major customers [Abstract]
Geographic areas and major customers

Note 13 - Geographic areas and major customers

A.Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2018	2019	2020
	US$ thousands

North America	108,024	77,161	65,142
Europe	21,038	20,956	35,570
Asia-Pacific	4,691	7,123	6,686

	133,753	105,240	107,398

B.Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2018	2019	2020
	US$ thousands

Customer "A"	305	2,428	13,468
Customer "B"	-	-	13,328
Customer "C"	18,855	17,107	12,278
Customer "D"	14,506	11,030	4,225
Customer "E"	14,220	121	44

F - 44

Silicom Ltd. and its Subsidiaries

Notes to the Consolidated Financial Statements

Note 13 - Geographic areas and major customers (cont'd)

C.Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2019 and 2020:

	Year ended December 31
	2019	2020
	US$ thousands

North America	1,189	1,081
Europe	198	189
Israel	5,970	12,753

	7,357	14,023